Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Subsidiaries Included in Consolidated Financial Statements

			Proportion of Ownership (%)
			December 31
Investor	Investee	Nature of Activities	2022	2023
Subsidiaries
ASLAN Pharmaceuticals Limited ("ASLAN Cayman")	ASLAN Pharmaceuticals Pte. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals (USA) Inc.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Hong Kong Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	New drug research and development	100%	100%